FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	3 Months Ended
Mar. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 34 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

34.1 - Capital Risk Management

The Company monitors capital based on the financial leverage index. This index corresponds to the net exposure divided by the total capital. The financial leverage, in turn, corresponds to the total of short-term and long-term loans, financing, and debentures, presented in Note 21, subtracted from the amount of cash and cash equivalents and marketable securities (without considering restricted cash and restricted securities), presented in Notes 5 and 7. Total capital is determined by adding net equity, as demonstrated in the Company’s balance sheet, to Net Debt. The Company uses this measure to monitor the long-term effects of its debt in the business and to ensure compliance with financial leverage ratios.

	3/31/2022	12/31/2021
Total loans, financing and debentures	41,638,798	44,015,645
(-) Cash and cash equivalents	(149,244)	(192,659)
(-) Marketable Securities	(15,544,216)	(15,873,853)
Net debt	25,945,338	27,949,133
(+) Total shareholders’ equity	79,120,715	76,416,764
Total Capital	105,032,851	104,365,897
Financial leverage index	25%	27%

34.2 - Classification by category of financial instruments

The carrying amounts of certain financial assets and liabilities represent a reasonable approximation of fair value. The Company uses the following classification to classify its financial instruments and their respective levels:

	Level	3/31/2022	12/31/2021
FINANCIAL ASSETS
Amortized cost		20,048,461	21,126,404
Loans and financing		5,195,278	5,843,527
Reimbursement rights		6,373,111	6,396,234
Financial Asset - Generation		2,172,580	2,172,162
Financial Asset - Itaipu		400,234	428,865
Customers		5,748,206	6,088,056
Cash and cash equivalents		149,244	192,659
Marketable Securities		9,808	4,901

Fair value through profit		18,899,986	19,268,020
Marketable Securities	2	15,534,408	15,868,952
Decommissioning fund	2	2,101,589	2,055,713
Derivative Financial Instruments	2	1,263,989	1,343,355

Fair value through other comprehensive results		1,922,916	1,878,609
Investments (Equity Holdings)	1	1,922,916	1,878,609

FINANCIAL LIABILITIES
Amortized cost		48,066,403	50,491,870
Loans, financing and debentures		41,638,798	44,015,645
Financial Liability - Itaipu		1,064,344	578,626
Repayment obligations		1,199,689	859,003
Suppliers		3,217,463	4,048,087
Leases		857,404	903,484
Concessions payable UBP		88,705	87,025
Remuneration to shareholders		1,435,014	1,406,891

There were no changes in the levels of the fair value hierarchy in 2022, which are detailed in Note 44.2 to the financial statements as of December 31, 2021.

34.3 - Financial Risk Management

There were no material changes in the treatment of financial risk management, which are detailed in Note 44.3 to the financial statements for the year ended December 31, 2021.

The main financial risks identified in the risk management process were as follows:

34.3.1 - Exchange rate risk

a)	Composition of foreign currency balances and sensitivity analysis

Exchange rate appreciation risk

		Balance as of 3/31/2022			Effect on income
		Foreign		Scenario I -	Scenario II	Scenario III
		Currency	BRL	Probable 2022¹	(+25%)¹	(+50%)¹
	Loans, financing and debentures	(1,414,264)	(6,700,501)	(1,247,663)	(3,234,704)	(5,221,745)
USD	Loans granted	145,401	688,883	128,271	332,559	536,847
	Financial Asset - Itaipu	91,817	435,008	81,004	210,006	339,009
	Impact on income	(1,177,046)	(5,576,610)	(1,038,388)	(2,692,139)	(4,345,889)

EURO	Loans, financing and debentures	(45,897)	(241,238)	(52,813)	(126,326)	(199,839)
	Impact on income	(45,897)	(241,238)	(52,813)	(126,326)	(199,839)

Impact on income of exchange rates				(1,091,201)	(2,818,465)	(4,545,728)

(¹) Assumptions adopted:			3/31/2022	Probable	+25%	+50%
	USD		4.74	5.62	7.03	8.43
	EURO		5.26	6.41	8.01	9.61

34.3.2 - Interest rate risk

a.1) National indexes

Interest rate appreciation risk

			Effect on income
			Scenario I -
		Balance as of	Probable	Scenario II	Scenario III
		3/31/2022	2022 ¹	(+25%) ¹	(+50%) ¹
CDI	Loans, financing and debentures	(12,691,857)	(1,668,809)	(2,086,011)	(2,503,213)
	Impact on income	(12,691,857)	(1,668,809)	(2,086,011)	(2,503,213)

SELIC	Loans, financing and debentures	(5,254,068)	(696,164)	(870,205)	(1,044,246)
	Reimbursement AIC	662,670	87,804	109,755	131,706
	Impact on income	(4,591,398)	(608,360)	(760,450)	(912,540)

TJLP	Loans, financing and debentures	(5,062,730)	(354,391)	(442,989)	(531,587)
	Impact on income	(5,062,730)	(354,391)	(442,989)	(531,587)

IGPM	Loans granted	241,090	24,590	30,737	36,885
	Leases liability	(857,404)	(87,451)	(109,313)	(131,176)
	Impact on income	(616,314)	(62,861)	(78,576)	(94,291)

Impact on income of the indexes			(2,694,421)	(3,368,026)	(4,041,631)

(¹) Assumptions adopted:		3/31/2022	Probable	+ 25%	+ 50%
	CDI	13.15%	13.15%	16.44%	19.72%
	SELIC	13.25%	13.25%	16.56%	19.88%
	TJLP	7.00%	7.00%	8.75%	10.50%
	IGPM	10.20%	10.20%	12.75%	15.30%

Risk of interest rate depreciation

			Effect on income
			Scenario I -
		Balance as of	Probable	Scenario II	Scenario III
		3/31/2022	2022 ¹	(-25%) ¹	(-50%) ¹
	Loans, financing and debentures	(5,013,498)	375,184	281,388	187,592
IPCA	Loans granted	116,253	(8,700)	(6,525)	(4,350)
	Right of reimbursement	5,710,441	(427,339)	(320,505)	(213,670)
	Impact on income	813,196	(60,855)	(45,642)	(30,428)

Impact on income of exchange rates			(60,855)	(45,642)	(30,428)

(¹) Assumptions adopted:		3/31/2022	Probable	-25%	-50%
	IPCA	7.48%	7.48%	5.61%	3.74%

34.3.4 - Liquidity risk

The tables below analyze, by maturity range, the non-derivative financial liabilities of the Company, for the period remaining on the balance sheet until contractual maturity. The contractual interest obligations are also contractual repayment/maturity based on the most recent date the Eletrobras System must settle the respective obligations and includes the corresponding contract interest, if any.

	3/31/2022
	Payment flow
	Up To 1 Year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (current / non-current)
Measured at amortized cost	13,028,361	12,560,900	14,221,120	17,140,482	56,950,863
Loans, financing and debentures	8,414,190	11,941,397	14,146,151	16,966,513	51,468,251
Suppliers	3,200,908	16,555	—	—	3,217,463
Reimbursement obligations	1,199,689	—	—	—	1,199,689
Leases	207,993	595,427	56,886	33,635	893,941
Concessions payable UBP	5,581	7,521	18,083	140,334	171,519

	12/31/2021
	Payment flow
	Up To 1 Year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (current / non-current)
Measured at amortized cost	14,802,340	9,068,371	20,021,202	19,627,075	63,518,988
Loans, financing and debentures	9,674,220	8,693,204	19,650,487	19,413,779	57,431,690
Suppliers	4,031,532	16,555	—	—	4,048,087
Repayment obligations	859,003	—	—	—	859,003
Leases	232,215	351,395	355,101	75,248	1,013,959
Concessions payable UBP	5,370	7,217	15,614	138,048	166,249

34.4 - Sensitivity analysis of derivative financial instruments

The following analysis estimates the potential value of instruments in hypothetical stress scenarios of the main market risk factors that impact derivative financial instruments.

●	Probable: The probable scenario was defined as the fair value of derivatives as of December 31, 2021;
●	Scenarios I and II: Estimated fair value considering a deterioration of 25% and 50%, respectively, in the associated risk variables; and
●	Scenarios III and IV: Estimated fair value considering an appreciation of 25% and 50%, respectively, in the associated risk variables.

Embedded derivative	Possible	Scenario I	Scenario II	Scenario III	Scenario IV
Electric power supply	1,263,989	947,992	631,995	1,579,986	1,895,984